Debt - Debt Maturities (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014 Extension	Dec. 31, 2013		Dec. 31, 2013 Commercial mortgage-backed securities loan [member] Variable Rate Debt [Member] Extension
Debt Disclosure [Abstract]
2014	$ 34	$ 52
2015	136	69
2016	433	622
2017	164	96
2018	4,097 [1]	4,068	[2]
Thereafter	7,224	7,845
Long-term debt and capital lease obligations, gross	$ 12,088	$ 12,752
Debt Instrument Extension Period	1 year			1 year
Debt Instrument Number Of Extension Options	3			3
Debt instrument, maturity date				2018-11-01

[1]	The CMBS Loan has three one-year extensions, solely at our option, that effectively extend maturity to November 1, 2018. We assumed all extensions for purposes of calculating maturity dates.
[2]	The CMBS Loan has three one-year extensions solely at our option that effectively extend maturity to November 1, 2018. We have assumed all extensions for purposes of calculating maturity dates.